Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance	$ 2,504
Addition		2,463
Exchange rate effect	(84)	41
Ending balance	$ 2,420	$ 2,504